Long-Term Debt - Additional Information - Senior unsecured notes (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Loss on bond repurchases	$ (7,699,000)	$ (1,759,000)
Senior Notes (8.5%) due January 15, 2020 [Member]
Debt Instrument [Line Items]
Fixed interest rate on the portion of U. S. Dollar-denominated term loans outstanding	8.50%
Debt instrument, principal amount	450,000,000
Percentage over par at which notes sold	99.181%
Effective interest rate	8.625%
Capitalized cost included in other non-current asset	9,400,000
Debt instrument, redemption price as percentage of principal amount	100.00%
Discount rate for redemption feature	0.50%
Repurchased principal amount	57,300,000
Loss on bond repurchases	$ 7,699,000